Reverse Recapitalization (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Reverse Recapitalization [Abstract]
Schedule Of Reverse Recapitalization
The number of shares of Class A common stock issued immediately following the consummation of the Merger on March 8, 2021 was:

Number of Shares
Common stock of CF II outstanding prior to the Merger (1)	62,500,000
Less redemption of CF II shares	(12,587,893)
CF II Sponsor Earnout Shares outstanding prior to the Merger	1,100,000
Common stock of CF II	51,012,107
Shares issued in PIPE financing	42,103,156
Shares issued for in kind banker fee payment	750,000
Merger and PIPE financing shares	42,853,156
Legacy View shares converted (2)	123,211,449
Total	217,076,712
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(1)Includes CF II Class A stockholders of 50,000,000 and CF II Class B stockholders of 12,500,000.
(2)The number of Legacy View shares was determined from the 76,565,107 shares of Legacy View common stock and 5,222,852,052 shares of Legacy View redeemable convertible preferred stock outstanding, which were converted to an equal number of shares of Legacy View common stock upon the closing of the Merger, and then converted at the Exchange Rate to Class A common stock of the Company. All fractional shares were rounded down to the nearest whole share.
The number of shares of Class A common stock issued immediately following the consummation of the Merger at March 8, 2021 was:

Number of Shares
Common stock of CF II outstanding prior to the Merger(1)	62,500,000
Less redemption of CF II shares	(12,587,893)
CF II Sponsor Earnout Shares outstanding prior to the Merger	1,100,000
Common stock of CF II	51,012,107
Shares issued in PIPE financing	42,103,156
Shares issued for in kind banker fee payment	750,000
Merger and PIPE financing shares	42,853,156
Legacy View shares converted(2)	123,211,449
Total	217,076,712
_______________
(1)Includes CF II Class A shareholders of 50,000,000 and CF II Class B shareholders of 12,500,000.
(2)The number of Legacy View shares was determined from the 76,565,107 shares of Legacy View common stock and 5,222,852,052 shares of Legacy View redeemable convertible preferred stock outstanding, which were converted to an equal number of shares of Legacy View common stock upon the closing of the Merger, and then converted at the Exchange Rate to Class A common stock of the Company. All fractional shares were rounded down to the nearest whole share.